Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Disclosure of provisions

	Closure and Decommissioning	Litigation	Total
December 31, 2018	$70,587	$4,568	$75,155
Revisions in estimates and obligations incurred	32,909	—	32,909
Acquired from Tahoe (Note 8)	77,320	732	78,052
Charged (credited) to earnings:
-new provisions	—	2,551	2,551
-change in estimate	—	(252)	(252)
-exchange gains on provisions	—	(265)	(265)
Charged in the year	—	(405)	(405)
Reclamation expenditures	(2,264)	—	(2,264)
Accretion expense (Note 24)	9,903	—	9,903
December 31, 2019	$188,455	$6,929	$195,384
Revisions in estimates and obligations incurred	40,857	—	40,857
Charged (credited) to earnings:
-new provisions	—	2,402	2,402
-change in estimate	—	(1,754)	(1,754)
-exchange gains on provisions	—	(569)	(569)
Charged in the year	—	(165)	(165)
Reclamation expenditures	(2,462)	—	(2,462)
Accretion expense (Note 24)	8,260	—	8,260
December 31, 2020	$235,110	$6,843	$241,953

Maturity analysis of total provisions:	December 31, 2020	December 31, 2019
Current	$12,066	$7,372
Non-Current	229,887	188,012
	$241,953	$195,384